Non-cash Financing and Investing Activities	12 Months Ended
Dec. 31, 2019
Non-cash Financing and Investing Activities
(4)
Non-cash
Financing and Investing Activities
For the year ended December 31, 2019, there were no significant non-cash
investing activities. For the year ended December 31, 2018, the Company had non-cash
investing activities for the issuance of 163,137 shares of its Class A common stock related to acquisition purchases. The issuance had an approximate value of $12,282. For the year ended December 31, 2017, the Company had $2,879 non-cash
investing activities related to acquisitions of outdoor advertising assets. There were no significant non-cash
financing activities during the years ended December 31, 2019 and 2018. During the year ended December 31, 2017, the Company had non-cash
financing activities related to declared distributions of $81,625 which were paid to shareholders in January 2018.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Non-cash Financing and Investing Activities
(2)
Non-cash
Financing and Investing Activities
There were no significant
non-cash
investing activities for Lamar Media during the years ended December 31, 2019 and 2018. For the year ended December 31, 2017, the Company had non-cash
investing activities of $2,879 related to acquisitions of outdoor advertising assets. There were no significant non-cash
financing activities during the years ended December 31, 2019 and 2018. During the year ended December 31, 2017, Lamar Media had non-cash
financing activities related to dividends to Lamar Advertising Company of $81,534 which were paid in January 2018.